Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CORE OPPORTUNITIES FUND, INC.
Entity Central Index Key	0001090504
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000088731
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund, Inc.
Class Name	Advisor Class
Trading Symbol	ADGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund, Inc. (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGYX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,904	$10,858
11/15	$11,591	$11,157
11/16	$12,357	$12,056
11/17	$15,237	$14,813
11/18	$16,375	$15,743
11/19	$18,764	$18,279
11/20	$20,848	$21,470
11/21	$25,474	$27,464
11/22	$23,975	$24,935
11/23	$26,307	$28,386
05/24	$30,944	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	17.63%	30.12%	13.81%	11.96%
Advisor Class (with sales charge)	17.63%	30.12%	13.81%	11.96%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,336,994
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 487,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$180,336,994
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,852

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	21.8%
Health Care	15.6%
Industrials	13.8%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	9.7%
Consumer Staples	8.2%
Energy	3.9%
Short-Term Investments	1.6%
Materials	1.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,996,378	6.1%
Amazon.com, Inc.	$8,234,455	4.6%
NVIDIA Corp.	$7,027,475	3.9%
Meta Platforms, Inc. - Class A	$6,845,129	3.8%
Alphabet, Inc. - Class C	$6,532,024	3.6%
Vertex Pharmaceuticals, Inc.	$5,442,224	3.0%
Monster Beverage Corp.	$5,074,817	2.8%
Visa, Inc. - Class A	$4,992,285	2.7%
QUALCOMM, Inc.	$4,834,965	2.7%
JPMorgan Chase & Co.	$4,461,508	2.5%
Total	$64,441,260	35.7%

Material Fund Change [Text Block]
C000027654
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund, Inc.
Class Name	Class A
Trading Symbol	ADGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund, Inc. (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGAX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	S&P 500 Index
05/14	$9,577	$10,000
11/14	$10,423	$10,858
11/15	$11,045	$11,157
11/16	$11,741	$12,056
11/17	$14,446	$14,813
11/18	$15,484	$15,743
11/19	$17,699	$18,279
11/20	$19,620	$21,470
11/21	$23,918	$27,464
11/22	$22,447	$24,935
11/23	$24,571	$28,386
05/24	$28,873	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	17.51%	29.79%	13.53%	11.67%
Class A (with sales charge)	12.51%	24.29%	12.55%	11.19%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,336,994
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 487,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$180,336,994
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,852

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	21.8%
Health Care	15.6%
Industrials	13.8%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	9.7%
Consumer Staples	8.2%
Energy	3.9%
Short-Term Investments	1.6%
Materials	1.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,996,378	6.1%
Amazon.com, Inc.	$8,234,455	4.6%
NVIDIA Corp.	$7,027,475	3.9%
Meta Platforms, Inc. - Class A	$6,845,129	3.8%
Alphabet, Inc. - Class C	$6,532,024	3.6%
Vertex Pharmaceuticals, Inc.	$5,442,224	3.0%
Monster Beverage Corp.	$5,074,817	2.8%
Visa, Inc. - Class A	$4,992,285	2.7%
QUALCOMM, Inc.	$4,834,965	2.7%
JPMorgan Chase & Co.	$4,461,508	2.5%
Total	$64,441,260	35.7%

Material Fund Change [Text Block]
C000027656
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund, Inc.
Class Name	Class C
Trading Symbol	ADGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund, Inc. (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGCX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103	1.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,847	$10,858
11/15	$11,419	$11,157
11/16	$12,045	$12,056
11/17	$14,711	$14,813
11/18	$15,654	$15,743
11/19	$17,754	$18,279
11/20	$19,536	$21,470
11/21	$23,633	$27,464
11/22	$22,008	$24,935
11/23	$23,924	$28,386
05/24	$27,997	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	17.02%	28.81%	12.68%	10.84%
Class C (with sales charge)	16.02%	27.81%	12.68%	10.84%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,336,994
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 487,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$180,336,994
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,852

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	21.8%
Health Care	15.6%
Industrials	13.8%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	9.7%
Consumer Staples	8.2%
Energy	3.9%
Short-Term Investments	1.6%
Materials	1.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,996,378	6.1%
Amazon.com, Inc.	$8,234,455	4.6%
NVIDIA Corp.	$7,027,475	3.9%
Meta Platforms, Inc. - Class A	$6,845,129	3.8%
Alphabet, Inc. - Class C	$6,532,024	3.6%
Vertex Pharmaceuticals, Inc.	$5,442,224	3.0%
Monster Beverage Corp.	$5,074,817	2.8%
Visa, Inc. - Class A	$4,992,285	2.7%
QUALCOMM, Inc.	$4,834,965	2.7%
JPMorgan Chase & Co.	$4,461,508	2.5%
Total	$64,441,260	35.7%

Material Fund Change [Text Block]
C000027659
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund, Inc.
Class Name	Class I
Trading Symbol	ADGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund, Inc. (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGIX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.84%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,902	$10,858
11/15	$11,588	$11,157
11/16	$12,353	$12,056
11/17	$15,238	$14,813
11/18	$16,385	$15,743
11/19	$18,772	$18,279
11/20	$20,867	$21,470
11/21	$25,518	$27,464
11/22	$24,013	$24,935
11/23	$26,357	$28,386
05/24	$31,022	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	17.70%	30.19%	13.86%	11.99%
Class I (with sales charge)	17.70%	30.19%	13.86%	11.99%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,336,994
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 487,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$180,336,994
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,852

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	21.8%
Health Care	15.6%
Industrials	13.8%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	9.7%
Consumer Staples	8.2%
Energy	3.9%
Short-Term Investments	1.6%
Materials	1.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,996,378	6.1%
Amazon.com, Inc.	$8,234,455	4.6%
NVIDIA Corp.	$7,027,475	3.9%
Meta Platforms, Inc. - Class A	$6,845,129	3.8%
Alphabet, Inc. - Class C	$6,532,024	3.6%
Vertex Pharmaceuticals, Inc.	$5,442,224	3.0%
Monster Beverage Corp.	$5,074,817	2.8%
Visa, Inc. - Class A	$4,992,285	2.7%
QUALCOMM, Inc.	$4,834,965	2.7%
JPMorgan Chase & Co.	$4,461,508	2.5%
Total	$64,441,260	35.7%

Material Fund Change [Text Block]
C000135447
Shareholder Report [Line Items]
Fund Name	AB Core Opportunities Fund, Inc.
Class Name	Class Z
Trading Symbol	ADGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Core Opportunities Fund, Inc. (the “Fund”) for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/BWM/ADGZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ADGZX-S
Expenses [Text Block]

What were the Fund costs for last six months?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
05/14	$10,000	$10,000
11/14	$10,896	$10,858
11/15	$11,588	$11,157
11/16	$12,359	$12,056
11/17	$15,259	$14,813
11/18	$16,413	$15,743
11/19	$18,830	$18,279
11/20	$20,933	$21,470
11/21	$25,610	$27,464
11/22	$24,104	$24,935
11/23	$26,468	$28,386
05/24	$31,153	$33,028

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class Z (without sales charge)	17.70%	30.20%	13.90%	12.03%
Class Z (with sales charge)	17.70%	30.20%	13.90%	12.03%
S&P 500 Index	16.36%	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 180,336,994
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 487,852
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$180,336,994
# of Portfolio Holdings	62
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$487,852

Holdings [Text Block]

Sector Allocation

Value	Value
Information Technology	21.8%
Health Care	15.6%
Industrials	13.8%
Financials	12.5%
Communication Services	11.6%
Consumer Discretionary	9.7%
Consumer Staples	8.2%
Energy	3.9%
Short-Term Investments	1.6%
Materials	1.5%
Other assets less liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$10,996,378	6.1%
Amazon.com, Inc.	$8,234,455	4.6%
NVIDIA Corp.	$7,027,475	3.9%
Meta Platforms, Inc. - Class A	$6,845,129	3.8%
Alphabet, Inc. - Class C	$6,532,024	3.6%
Vertex Pharmaceuticals, Inc.	$5,442,224	3.0%
Monster Beverage Corp.	$5,074,817	2.8%
Visa, Inc. - Class A	$4,992,285	2.7%
QUALCOMM, Inc.	$4,834,965	2.7%
JPMorgan Chase & Co.	$4,461,508	2.5%
Total	$64,441,260	35.7%

Material Fund Change [Text Block]